Consolidated cash flow statement (Parenthetical) - USD ($) $ in Millions			6 Months Ended
		Mar. 06, 2025	Jun. 30, 2025	Jun. 30, 2024
Cash flows from consolidated operations
Profit after tax for the period			$ 4,536	$ 5,890
Adjustments for:
– Taxation			2,201	2,225
– Finance items			951	566
– Share of profit after tax of equity accounted units			(717)	(422)
– Net impairment charges/(reversals)			122	(41)
– Depreciation and amortisation			2,958	2,821
– Provisions (including exchange differences on provisions)			341	(41)
Utilisation of other provisions			(150)	(51)
Utilisation of provisions for close-down and restoration			(422)	(361)
Utilisation of provisions for post-retirement benefits and other employment costs			(87)	(61)
Change in inventories			(250)	(41)
Change in receivables and other assets			(81)	107
Change in trade and other payables			(299)	(751)
Other items	[1]		(186)	(167)
Cash flows from consolidated operations	[2]		8,917	9,673
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets	[3]		4,734	4,018
Purchase of interests in investments accounted for using equity method	[3]		378	36
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	[3]		786	445
Sales of financial assets	[4]		118	424
Proceeds from additional borrowings, net of issue costs	[5]		15,952	62
Simandou Iron Ore Project
Adjustments for:
Total net outflows in iron ore project			486	331
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets			822	742
Purchase of interests in investments accounted for using equity method			331	0
Chalco Iron Ore Holdings Ltd (CIOH)
Adjustments for:
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control			667	411
Bridge Loan Facility
Adjustments for:
Proceeds from additional borrowings, net of issue costs		$ 7,000
Not Designated As Hedging Instrument
Adjustments for:
Adjustments for (losses) gains on change in fair value of derivatives			23	(78)
Fixed Income Instruments
Adjustments for:
Sales of financial assets			$ 116	$ 422

[1]	In 2025, other items includes the recognition of realised gains of US$23 million on currency forwards not designated as hedges (30 June 2024: realised losses US$78 million).
[2]

(a) Cash flows from consolidated operations		2025 US$m	2024 US$m
Profit after tax for the period		4,536	5,890
Adjustments for:
– Taxation	6	2,201	2,225
– Finance items		951	566
– Share of profit after tax of equity accounted units		(717)	(422)
– Net impairment charges/(reversals)	5	122	(41)
– Depreciation and amortisation		2,958	2,821
– Provisions (including exchange differences on provisions)		341	(41)
Utilisation of other provisions		(150)	(51)
Utilisation of provisions for close-down and restoration	9	(422)	(361)
Utilisation of provisions for post-retirement benefits and other employment costs		(87)	(61)
Change in inventories		(250)	(41)
Change in receivables and other assets		(81)	107
Change in trade and other payables		(299)	(751)
Other items(e)		(186)	(167)
		8,917	9,673

[3]	In 2025, our net cash outflow in relation to the Simandou iron ore project was US$486 million (30 June 2024:US$331 million). This includes cash outflows of US$822 million (30 June 2024: US$742 million) for purchases of property, plant and equipment, and US$331 million (30 June 2024: nil) as net funding of equity accounted units for the funding of shared infrastructure in the WCS Rail and Port entities. We received related cash inflows of US$667 million (30 June 2024: US$411 million) from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFer Jersey Limited.
[4]	(c)In 2025, we received net proceeds of US$116 million (30 June 2024: US$422 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.
[5]	On 6 March 2025, we drew down on our US$7 billion bridge loan facility to fund the acquisition of Arcadium Lithium plc. Refer to note 7 for further details. This was subsequently repaid on 19 March 2025 following our US$9 billion bond issuance of fixed and floating rate SEC-registered debt securities on 12 March 2025. The funds were received net of issuance costs and discount. Refer to note 10 for further details.